Segment Reporting (Tables)	12 Months Ended
Dec. 25, 2012
Schedule of Segment Reporting Information By Segment

The following table presents information about reportable segments for fiscal years 2010, 2011, and 2012 (in thousands):

	Fiscal Year Ended December 25, 2012
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$124,692	$83,767	$23,976	$—	$232,435
Restaurant-level EBITDA	35,993	15,721	4,803	—	56,517
Capital expenditures	13,922	3,521	15,857	335	33,635
Property and equipment	70,342	42,217	25,828	1,417	139,804

	Fiscal Year Ended December 27, 2011
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$111,387	$82,777	$4,461	$—	$198,625
Restaurant-level EBITDA	31,277	15,611	437	—	47,325
Capital expenditures	6,777	2,924	9,928	434	20,063
Property and equipment	56,419	38,776	9,972	1,069	106,236

	Fiscal Year Ended December 28, 2010
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$88,292	$74,563	$—	$—	$162,855
Restaurant-level EBITDA	25,318	13,395	—	—	38,713
Capital expenditures	718	4,572	43	217	5,550
Property and equipment	54,655	35,900	43	636	91,234

Reconciliation of Restaurant-Level EBITDA to Operating Income

See table below for a reconciliation of restaurant-level EBITDA to operating income.

	Fiscal Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Restaurant-level EBITDA	$38,713	$47,325	$56,517
Less pre-opening costs	798	3,018	4,058
Less general and administrative	7,512	10,640	13,449
Less management and accounting fees paid to related party	3,345	3,399	1,252
Less asset advisory agreement termination fee	—	—	3,000
Less public offering transaction bonuses	—	—	1,462
Less depreciation and amortization	6,459	6,998	8,675

Operating income	$20,599	$23,270	$24,621